Basic and Diluted Net Loss per Share - Schedule of Antidilutive Shares excluded from the computation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares excluded from Computation of Earnings per share		278,163,799	279,377,303
Share Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares excluded from Computation of Earnings per share	61,989,697	44,743,156	35,867,233